Average Annual Total Returns - Class A Class C and Institutional Class - Inverse High Yield Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years
Total	(10.37%)	(7.67%)	(9.00%)	(7.43%)	(7.52%)	(9.20%)